SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL
SHARE CAPITAL
Pembina is authorized to issue an unlimited number of common shares, without par value, 254,850,850 Class A preferred shares, issuable in series and an unlimited number of Class B preferred shares. The holders of the common shares are entitled to receive notice of, attend and vote at any meeting of the shareholders of Pembina, receive dividends declared and share in the remaining property of Pembina upon distribution of the assets of Pembina among its shareholders for the purpose of winding-up its affairs.
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2017	503	13,447
Debenture conversions	3	140
Share-based payment transactions	2	75
Balance at December 31, 2018	508	13,662
Issued on Acquisition, net of issue costs (Note 6)	36	1,710
Share-based payment transactions	4	167
Balance at December 31, 2019	548	15,539
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2017	100	2,424
Part VI.1 tax	—	(1)
Balance at December 31, 2018	100	2,423
Class A, Series 23 Preferred shares issued on Acquisition, net of issue costs (Note 6)	12	293
Class A, Series 25 Preferred shares issued on Acquisition, net of issue costs (Note 6)	10	243
Part VI.1 tax	—	(3)
Balance at December 31, 2019	122	2,956
On December 1, 2018, none of the 10 million Cumulative Redeemable Rate Reset Class A Preferred Series 1 shares outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Series 2 shares.
On March 1, 2019, none of the six million Cumulative Redeemable Rate Reset Class A Preferred Series 3 shares outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Series 4 shares.
On March 31, 2019, none of the six million Cumulative Redeemable Rate Reset Class A Preferred Series 17 shares outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Series 18 shares.
On June 3, 2019, none of the 10 million Cumulative Redeemable Rate Reset Class A Preferred Series 5 shares outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Series 6 shares.
On December 2, 2019, none of the 10 million Cumulative Redeemable Rate Reset Class A Preferred Series 7 shares outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Series 8 shares.
On December 16, 2019, in connection with the Kinder Acquisition, the outstanding preferred shares of Kinder Morgan Canada were exchanged for Series 23 and 25 Class A preferred shares with similar terms and conditions as the shares previously issued by Kinder Morgan Canada. Dividends on the Series 23 and 25 Class A preferred shares will continue to be paid on the 15th February, May, August and November in each year, if, as and when declared by the Board of Directors.
Dividends
The following dividends were declared by Pembina:

For the years ended December 31
($ millions)	2019	2018
Common shares
Common shares $2.36 per qualifying share (2018: $2.24)	1,213	1,131
Preferred shares
$1.23 per Series 1 preferred share (2018: $1.06)	12	11
$1.13 per Series 3 preferred share (2018: $1.18)	7	7
$1.19 per Series 5 preferred share (2018: $1.25)	12	12
$1.12 per Series 7 preferred share (2018: $1.13)	11	11
$1.19 per Series 9 preferred share (2018: $1.19)	11	11
$1.44 per Series 11 preferred share (2018: $1.44)	10	10
$1.44 per Series 13 preferred share (2018: $1.44)	14	14
$1.12 per Series 15 preferred share (2018: $1.12)	9	9
$1.22 per Series 17 preferred share (2018: $1.25)	7	8
$1.25 per Series 19 preferred share (2018: $1.25)	10	10
$1.23 per Series 21 preferred share (2018: $1.20)	20	19
$0.16 per Series 23 preferred share (2018: nil)	2	—
$0.16 per Series 25 preferred share (2018: nil)	1	—
	126	122

On May 2, 2019, Pembina's Board of Directors approved a five percent increase to its monthly common share dividend rate (from $0.19 per common share to $0.20 per common share), commencing with the dividend paid on June 14, 2019.
On December 16, 2019, upon closing of the Kinder Acquisition, Pembina's Board of Directors approved a $0.01 per common share increase to its monthly common share dividend rate (from $0.20 per common share to $0.21 per common share), commencing with the dividend paid on February 14, 2020.
On January 9, 2020, Pembina announced that its Board of Directors had declared a dividend of $0.21 per qualifying common share ($2.52 annually) in the total amount of $115 million, payable on February 14, 2020 to shareholders of record on January 24, 2019. Pembina's Board of Directors also declared quarterly dividends for Pembina's preferred shares as outlined in the following table:

Series	Record Date	Payable Date	Per Share Amount	Dividend Amount ($ millions)
Series 1	February 3, 2020	March 2, 2020	$0.306625	3
Series 3	February 3, 2020	March 2, 2020	$0.279875	2
Series 5	February 3, 2020	March 2, 2020	$0.285813	3
Series 7	February 3, 2020	March 2, 2020	$0.273750	3
Series 9	February 3, 2020	March 2, 2020	$0.296875	3
Series 11	February 3, 2020	March 2, 2020	$0.359375	2
Series 13	February 3, 2020	March 2, 2020	$0.359375	4
Series 15	March 16, 2020	March 31, 2020	$0.279000	2
Series 17	March 16, 2020	March 31, 2020	$0.301313	2
Series 19	March 16, 2020	March 31, 2020	$0.312500	3
Series 21	February 3, 2020	March 2, 2020	$0.306250	5
Series 23	January 31, 2020	February 18, 2020	$0.328125	4
Series 25	January 31, 2020	February 18, 2020	$0.325000	3

On February 5, 2020, Pembina announced that its Board of Directors had declared a dividend of $0.21 per common share ($2.52 annually) in the total amount of $115 million, payable on March 13, 2020 to shareholders of record on February 25, 2020.